Document and Entity Information	Jan. 23, 2025
Details
Registrant CIK	0001912954
Document Type	8-K
Document Period End Date	Jan. 23, 2025
Entity Registrant Name	WIDFIT INC.
Entity Incorporation, State or Country Code	NV
Securities Act File Number	333-263379
Entity Tax Identification Number	38-4045138
Entity Address, Address Line One	Jabotinsky Street
Entity Address, City or Town	Hod Hasharon
Entity Address, Country	IL
Entity Address, Postal Zip Code	4530803
City Area Code	236
Local Phone Number	523-9606
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false